Guarantees and Product Warranties (Tables)	6 Months Ended
Jun. 30, 2016
Guarantees and Product Warranties Disclosure [Abstract]
Changes in warranty liability balance
Changes in the Company’s warranty liability balance are illustrated in the following table:

	2016	2015
Balance at January 1	$73.6	$113.3
Current period accruals	6.2	18.7
Current period settlements	(20.6)	(24.7)
Currency translation adjustment	7.9	(11.9)
Balance at June 30	$67.1	$95.4